                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sather Financial Group Inc
Address: 120 E. Constitution St.
         Victoria, TX 77901

Form 13F File Number: 28-15343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David S Sather
Title: President, CCO
Phone: 361-570-1800

Signature, Place, and Date of Signing:


     (s) David S Sather               Victoria, TX           April 24, 2013
----------------------------   ------------------------   ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

***NONE***

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            56
                                              --------------

Form 13F Information Table Value Total:         $128,016
                                              --------------
                                               (thousands)

List of Other Included Managers:

***NONE***

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  Sather Financial Group Inc
  Form 13F Information Table
      March 31, 2013

                              TITLE                   FORM 13F
                                OF             VALUE  SHARES / SHRS OR  PUT /   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS   CUSIP   (x$1000 PRN AMT  PRN AMT   CALL   DISCRETION  MANAGERS  SOLE  SHARED   NONE
ACCENTURE PLC CL A             COM  G1151C101   1,434    18,874   SH               Sole                              18,874
ALTRIA GROUP INC               COM  02209S103   3,088    89,790   SH               Sole                              89,790
AMERICAN EXPRESS COMPANY       COM  025816109     439     6,514   SH               Sole                               6,514
AMERICAN INTL GROUP NEW        COM  026874784   6,602   170,066   SH               Sole                             170,066
ANHEUSER-BUSC INBEV ADR        COM  03524A108   3,645    36,619   SH               Sole                              36,619
APACHE CORP                    COM  037411105     347     4,500   SH               Sole                               4,500
AVON PRODUCTS INC              COM  054303102   3,339   161,056   SH               Sole                             161,056
BANK OF AMERICA CORP           COM  060505104   3,749   307,810   SH               Sole                             307,810
BANK OF NY MELLON CP NEW       COM  064058100   2,889   103,200   SH               Sole                             103,200
BAXTER INTERNATIONAL INC       COM  071813109     712     9,800   SH               Sole                               9,800
BECTON DICKINSON & CO          COM  075887109     475     4,968   SH               Sole                               4,968
BERKSHIRE HATHAWAY B NEW       COM  084670702  11,320   108,638   SH               Sole                             108,638
BP PLC ADR                     COM  055622104     615    14,527   SH               Sole                              14,527
CISCO SYSTEMS INC              COM  17275R102   1,344    64,300   SH               Sole                              64,300
CLOROX COMPANY                 COM  189054109   2,339    26,416   SH               Sole                              26,416
COLGATE-PALMOLIVE CO           COM  194162103   1,756    14,878   SH               Sole                              14,878
DELL INC                       COM  24702R101   1,502   104,800   SH               Sole                             104,800
DIAGEO PLC NEW ADR             COM  25243Q205   1,449    11,518   SH               Sole                              11,518
DIRECTV                        COM  25490A309   3,130    55,310   SH               Sole                              55,310
EXXON MOBIL CORPORATION        COM  30231G102     423     4,692   SH               Sole                               4,692
FAIRFAX FINANCIAL HLDGS        COM  303901102   5,919    15,133   SH               Sole                              15,133
FIDELITY NATL FINL INC         COM  31620R105     227     9,000   SH               Sole                               9,000
ING PRIME RATE TRUST           COM  44977W106     283    43,950   SH               Sole                              43,950
INTL BUSINESS MACHINES         COM  459200101   5,104    23,930   SH               Sole                              23,930
JOHNSON & JOHNSON              COM  478160104     322     3,946   SH               Sole                               3,946
KELLOGG COMPANY                COM  487836108     348     5,400   SH               Sole                               5,400
LEVEL 3 COMMUN NEW             COM  52729N308     481    23,714   SH               Sole                              23,714
LORILLARD INC                  COM  544147101   3,210    79,542   SH               Sole                              79,542
MASTERCARD INC                 COM  57636Q104     357       660   SH               Sole                                 660
MC DONALDS CORP                COM  580135101   1,379    13,837   SH               Sole                              13,837
MEDTRONIC INC                  COM  585055106     298     6,346   SH               Sole                               6,346
MERCK & CO INC NEW             COM  58933Y105     221     5,000   SH               Sole                               5,000
MICROSOFT CORP                 COM  594918104   3,988   139,432   SH               Sole                             139,432
3M COMPANY                     COM  88579Y101     287     2,698   SH               Sole                               2,698
NESTLE S A REG B ADR           COM  641069406   1,682    23,207   SH               Sole                              23,207
ORACLE CORPORATION             COM  68389X105   2,823    87,306   SH               Sole                              87,306
PEPSICO INCORPORATED           COM  713448108   2,944    37,210   SH               Sole                              37,210
PHILIP MORRIS INTL INC         COM  718172109   6,000    64,716   SH               Sole                              64,716
ROYAL DUTCH SHELL B ADR        COM  780259107     291     4,357   SH               Sole                               4,357
SPDR GOLD TRUST                COM  78463V107   2,634    17,050   SH               Sole                              17,050
SYSCO CORPORATION              COM  871829107   3,825   108,768   SH               Sole                             108,768
T J X COS INC                  COM  872540109   4,419    94,525   SH               Sole                              94,525
TELEFONICA S A SPON ADR        COM  879382208   1,985   146,908   SH               Sole                             146,908
TESCO PLC ORD                  COM  G87621101   2,610   450,517   SH               Sole                             450,517
TESCO PLC SPONSORED ADR        COM  881575302     466    26,650   SH               Sole                              26,650
TEVA PHARM INDS LTD ADR        COM  881624209     345     8,700   SH               Sole                               8,700
TICC CAPITAL CORP              COM  87244T109     288    29,000   SH               Sole                              29,000
TOTAL S A ADR                  COM  89151E109   2,656    55,365   SH               Sole                              55,365
U S BANCORP DEL NEW            COM  902973304   3,473   102,360   SH               Sole                             102,360
UNILEVER PLC ADR NEW           COM  904767704   1,870    44,275   SH               Sole                              44,275
VIVENDI SA NEW ADR             COM  92852T201   2,957   143,136   SH               Sole                             143,136
WALGREEN COMPANY               COM  931422109   3,356    70,387   SH               Sole                              70,387
WAL-MART STORES INC            COM  931142103   3,307    44,190   SH               Sole                              44,190
WELLS FARGO & CO NEW           COM  949746101   3,510    94,894   SH               Sole                              94,894
AMERICAN INTL GP 21WTS         WTS  026874156     226    14,846   SH               Sole                              14,846
JPMORGAN CHASE 18 WTS          WTS  46634E114   3,328   233,555   SH               Sole                             233,555

                              TOTAL           128,016

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